Loss before Income Taxes - Schedule of Administrative and Other Expenses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Administrative and Other Expenses [Abstract]
Insurance	$ 4,019,027	$ 4,125,899	$ 6,750,308	$ 3,842,129
Legal fees	895,138	2,735,055	1,730,766	1,426,081
Occupancy expenses	628,816	2,470,502	418,206	1,729,282
Consulting fees	751,047	4,298,968	3,672,513	1,080,601
Software implementation and systems-related expenses	1,034,420	1,214,833	1,758,962
Other expenses	4,153,199	5,074,035	4,533,142	4,513,616
Total Administrative and other expenses	$ 11,481,647	$ 19,919,292	$ 18,863,896	$ 12,591,709